UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1.                    Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (Unaudited)
as of March 31, 2011

Shares or			% of Total
Principal amount	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.90
HOTELS, RESTAURANTS & LEISURE
1,000	MCDONALD’S CORP.	76,090
		76,090	1.90

CONSUMER STAPLES			1.63
HOUSEHOLD PRODUCTS
1,000	KIMBERLY-CLARK CORP.	65,270
		65,270	1.63

ENERGY			2.01
OIL, GAS & CONSUMABLE FUELS
750	CHEVRON CORP.	80,573
		80,573	2.01

INFORMATION TECHNOLOGY			1.58
SOFTWARE
2,500	MICROSOFT CORP.	63,400
		63,400	1.58

TELECOMMUNICATION SERVICES			1.91
DIVERSIFIED TELECOM. SERVICES
2,500	AT&T INC.	76,500
		76,500	1.91

UTILITIES			3.32
ELECTRIC UTILITIES
1,000	PPL CORP.	25,300
1,500	SOUTHERN CO.	57,165
		82,465	2.06
MULTI-UTILITIES
1,000	CONSOLIDATED EDISON INC.	50,720
		50,720	1.27

TOTAL COMMON STOCK (Cost: $440,196)		495,018	12.36
US GOVERNMENT SECURITIES
US GOVERNMENT AGENCY			83.03
US GOVERNMENT AGENCY
90,000	FEDERAL HOME LN MTG CORP. 1.50% 07/15/16 STEP	89,700
100,000	FEDERAL HOME LOAN BANK 1.70% 03/19/14 STEP	101,145
100,000	FEDERAL HOME LOAN BANK 1.25% 06/30/14 STEP	100,110
100,000	FEDERAL HOME LOAN BANK 2.00% 07/17/14 STEP	101,355
100,000	FEDERAL HOME LOAN BANK 1.25% 09/15/15 STEP	100,214
250,000	FEDERAL HOME LOAN BANK 2.00% 09/16/15 STEP	253,915
300,000	FEDERAL HOME LOAN BANK 1.25% 09/29/15 STEP	297,669
150,000	FEDERAL HOME LOAN BANK 2.00% 11/17/15 STEP	152,634
100,000	FEDERAL HOME LOAN BANK 2.05% 04/14/16	97,061

270,000	FEDERAL HOME LOAN BANK 5.25% 12/05/16	278,160
150,000	FEDERAL HOME LOAN BANK 4.00% 12/29/17	151,861
100,000	FEDERAL HOME LOAN BANK 4.50% 02/28/18	103,414
150,000	FEDERAL HOME LOAN BANK 1.00% 03/28/18 STEP	150,000
100,000	FEDERAL HOME LOAN BANK 2.00% 12/28/18 STEP	99,630
290,000	FEDERAL HOME LOAN BANK 5.875% 07/14/23	293,993
50,000	FEDERAL NATL MTG ASSOC. 2.00% 03/10/16	49,041
600,000	FEDERAL NATL MTG ASSOC. 2.00% 10/28/19 STEP	605,101
100,000	FEDERAL NATL MTG ASSOC. 2.00% 06/16/20 STEP	100,250
100,000	FEDERAL NATL MTG ASSOC. 3.25% 03/17/25 STEP	100,265
100,000	FEDERAL NATL MTG ASSOC. 3.00% 06/16/25 STEP	100,357
		3,325,876	83.03

TOTAL US GOVERNMENT SECURITIES (Cost: $3,324,940)		3,325,876	83.03
PREFERRED STOCK
FINANCIALS			4.93
CAPITAL MARKETS
2,000	DEUTSCHE BANK 7.35% PFD	50,520
		50,520	1.26
COMMERCIAL BANKS
4,000	BARCLAYS BANK PLC 6.625% PFD	96,400
2,000	BARCLAYS BANK PLC 7.10% PFD	50,440
		146,840	3.67

TOTAL PREFERRED STOCK (Cost: $200,000)		197,360	4.93
SHORT TERM INVESTMENTS
MONEY MARKET			1.13
45,531	UMB MONEY MARKET FIDUCIARY	45,531
		45,531	1.13

TOTAL SHORT TERM INVESTMENTS (Cost: $45,531)		45,531	1.13

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,010,667)		4,063,785	101.45

OTHER ASSETS LESS LIABILITIES		(58,055)	(1.45)

TOTAL NET ASSETS		4,005,730	100.00

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund
Schedule of Investments (Unaudited)
as of March 31, 2011

Shares or			% of Total
Principal amount	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			7.92
DISTRIBUTORS
2,500	GENUINE PARTS CO.	134,100
		134,100	1.50
HOTELS, RESTAURANTS & LEISURE
2,500	MCDONALD’S CORP.	190,225
		190,225	2.13
LEISURE EQUIPMENT & PRODUCTS
7,000	MATTEL INC.	174,510
		174,510	1.96
SPECIALTY RETAIL
4,000	BEST BUY CO. INC.	114,880
2,500	HOME DEPOT INC.	92,650
		207,530	2.33

CONSUMER STAPLES			7.09
FOOD & STAPLES RETAILING
6,000	SYSCO CORP.	166,200
2,500	WAL-MART STORES INC.	130,125
		296,325	3.32
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	154,000
		154,000	1.73
TOBACCO
7,000	ALTRIA GROUP INC.	182,210
		182,210	2.04

ENERGY			1.34
OIL, GAS & CONSUMABLE FUELS
1,500	CONOCOPHILLIPS	119,790
		119,790	1.34

FINANCIALS			0.60
DIVERSIFIED FINANCIAL SERVICES
4,000	BANK OF AMERICA CORP.	53,320
		53,320	0.60

HEALTH CARE			5.19
PHARMACEUTICALS
2,500	ABBOTT LABORATORIES	122,625
3,000	JOHNSON & JOHNSON	177,750
8,000	PFIZER INC.	162,480
		462,855	5.19

INDUSTRIALS			6.11
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	119,420
		119,420	1.34
AIR FREIGHT & LOGISTICS
1,500	UNITED PARCEL SERVICE INC. B	111,480
		111,480	1.25
COMMERCIAL SERVICES & SUPPLIES
6,000	PITNEY BOWES INC.	154,140
		154,140	1.73
INDUSTRIAL CONGLOMERATES
8,000	GENERAL ELECTRIC CO.	160,400
		160,400	1.80

INFORMATION TECHNOLOGY			4.15
COMMUNICATIONS EQUIPMENT
7,500	NOKIA CORP. ADR A	63,825
		63,825	0.72
IT SERVICES
3,000	AUTOMATIC DATA PROCESSING INC.	153,930
		153,930	1.72
SOFTWARE
6,000	MICROSOFT CORP.	152,160
		152,160	1.71

MATERIALS			1.85
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	164,910
		164,910	1.85

TELECOMMUNICATION SERVICES			4.97
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	183,600
4,500	VERIZON COMMUNICATIONS INC.	173,430
		357,030	4.00
WIRELESS TELECOM. SERVICES
3,000	VODAFONE GROUP PLC	86,250
		86,250	0.97

UTILITIES			3.32
ELECTRIC UTILITIES
4,000	DUKE ENERGY CORP.	72,600
		72,600	0.81
MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.	89,400
2,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	63,020
3,000	XCEL ENERGY INC.	71,670
		224,090	2.51

TOTAL COMMON STOCK (Cost: $3,562,523)		3,795,100	42.53
CORPORATE BOND
CONSUMER DISCRETIONARY			8.98
HOTELS, RESTAURANTS & LEISURE
50,000	MARRIOTT INT’L 5.625% 02/15/13	53,491
		53,491	0.60
HOUSEHOLD DURABLES
100,000	WHIRLPOOL CORP. 6.50% 06/15/16	109,932
		109,932	1.23
LEISURE EQUIPMENT & PRODUCTS
50,000	EQUIFAX INC. 6.30% 07/01/17	54,057
		54,057	0.61
MEDIA
50,000	DIRECTV HOLDINGS 6.375% 06/15/15	51,688
		51,688	0.58
MULTILINE RETAIL
35,000	NORDSTROM INC. 6.75% 06/01/14	39,994
281,000	TARGET CORP. 8.60% 01/15/12	298,284
		338,278	3.79
SPECIALTY RETAIL
100,000	AUTOZONE INC. 5.50% 11/15/15	107,782
80,000	STAPLES INC. 7.375% 10/01/12	86,556
		194,338	2.18

CONSUMER STAPLES			0.87
TOBACCO
75,000	ALTRIA GROUP INC. 4.125% 09/11/15	77,971
		77,971	0.87

ENERGY			2.29
OIL, GAS & CONSUMABLE FUELS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	151,943
50,000	VALERO ENERGY CORP. 4.50% 02/01/15	52,616
		204,559	2.29

FINANCIALS			16.46
CAPITAL MARKETS
50,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	57,895
95,000	GOLDMAN SACHS GROUP 5.00% 10/01/14	101,261
		159,156	1.78
CONSUMER FINANCE
300,000	AIG 6.00% 11/15/14	274,537
200,000	AMERICAN EXPRESS CO. 7.30% 08/20/13	223,633
106,000	HSBC 4.01% 11/10/13 FLOAT	108,287
		606,457	6.80
DIVERSIFIED FINANCIAL SERVICES
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	394,963
150,000	GENERAL ELECTRIC CAP 5.50% 09/30/16 STEP	151,670
		546,632	6.13

INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 3.50% 11/02/20 FLOAT	100,680
		100,680	1.13
REAL ESTATE INVESTMENT TRUSTS
50,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	55,853
		55,853	0.63

HEALTH CARE			0.56
HEALTH CARE PROVIDERS & SERVICES
46,000	WELLPOINT INC. 5.00% 12/15/14	50,316
		50,316	0.56

INDUSTRIALS			3.16
AIRLINES
50,000	SOUTHWEST AIRLINES CO. 5.25% 10/01/14	53,399
		53,399	0.60
MACHINERY
115,000	JOY GLOBAL INC. 6.00% 11/15/16	125,395
		125,395	1.41
TRADING COMPANIES & DISTRIBUTORS
100,000	GATX FINANCIAL CORP. 5.50% 02/15/12	102,866
		102,866	1.15

INFORMATION TECHNOLOGY			2.74
COMPUTERS & PERIPHERALS
50,000	DELL INC. 5.65% 04/15/18	55,036
		55,036	0.62
ELECTRONIC EQUIPMENT & INSTRUMENTS
80,000	CORNING INC. 7.53% 03/01/23	86,477
50,000	INGRAM MICRO INC. 5.25% 09/01/17	50,833
		137,309	1.54
OFFICE ELECTRONICS
50,000	XEROX CORP. 5.50% 05/15/12	52,306
		52,306	0.59

MATERIALS			4.24
CHEMICALS
50,000	DOW CHEMICAL CO. 5.00% 06/15/13	50,181
		50,181	0.56
CONTAINERS & PACKAGING
25,000	PACKAGING CORP. OF AMERICA 5.75% 08/01/13	26,789
		26,789	0.30
METALS & MINING
50,000	ARCELORMITTAL USA INC. 6.50% 04/15/14	55,091
50,000	COMMERCIAL METALS CO. 7.35% 08/15/18	52,126
50,000	FREEPORT-MCMORAN C&G INC. 8.25% 04/01/15	52,125
50,000	FREEPORT-MCMORAN C&G INC. 8.375% 04/01/17	55,125
80,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	86,610
		301,077	3.37

TELECOMMUNICATION SERVICES			5.96
DIVERSIFIED TELECOM. SERVICES
100,000	AT&T CORP. 7.30% 11/15/11	104,141
247,981	BELLSOUTH TELECOM. 6.30% 12/15/15	265,515
53,000	VERIZON 6.50% 09/15/11	54,418
100,000	VERIZON FLORIDA 6.125% 01/15/13	107,613
		531,686	5.96

UTILITIES			1.86
MULTI-UTILITIES
55,000	CONSUMERS ENERGY CO. 6.00% 02/15/14	61,069
100,000	OGE ENERGY CORP. 5.00% 11/15/14	105,005
		166,074	1.86

TOTAL CORPORATE BOND (Cost: $4,042,016)		4,205,524	47.13
US GOVERNMENT SECURITIES
US GOVERNMENT AGENCY			1.14
US GOVERNMENT AGENCY
100,000	FEDERAL HOME LOAN BANK 6.00% 07/19/17	101,590
		101,590	1.14

TOTAL US GOVERNMENT SECURITIES (Cost: $100,000)		101,590	1.14
PREFERRED STOCK
FINANCIALS			5.43
CAPITAL MARKETS
3,000	DEUTSCHE BANK 6.625% PFD	73,140
		73,140	0.82
COMMERCIAL BANKS
2,000	BARCLAYS BANK PLC 6.625% PFD	48,200
2,000	BARCLAYS BANK PLC 7.10% PFD	50,440
4,000	HSBC HOLDINGS PLC 6.20% PFD A	96,600
		195,240	2.19
DIVERSIFIED FINANCIAL SERVICES
2,000	BANK OF AMERICA 7.25% PFD	50,980
2,000	BANK OF AMERICA 6.375% PFD	44,780
2,000	MERRILL LYNCH 6.45% PFD	46,260
		142,020	1.59
INSURANCE
3,000	METLIFE INC. 6.50% PFD	74,580
		74,580	0.84

UTILITIES			0.58
ELECTRIC UTILITIES
2,000	NEXTERA ENERGY CAPITAL 6.60% PFD A	51,860
		51,860	0.58

TOTAL PREFERRED STOCK (Cost: $550,000)		536,840	6.01
SHORT TERM INVESTMENTS
MONEY MARKET			2.44
217,898	UMB MONEY MARKET FIDUCIARY	217,898
		217,898	2.44

TOTAL SHORT TERM INVESTMENTS (Cost: $217,898)	217,898	2.44

TOTAL INVESTMENTS IN SECURITIES (Cost: $8,472,437)	8,856,952	99.25

OTHER ASSETS LESS LIABILITIES	66,624	0.75

TOTAL NET ASSETS	8,923,576	100.00

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (Unaudited)
as of March 31, 2011

Shares or			% of Total
Principal amount	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			4.43
HOTELS, RESTAURANTS & LEISURE
8,000	MCDONALD’S CORP.	608,720
		608,720	3.01
SPECIALTY RETAIL
10,000	BEST BUY CO. INC.	287,200
		287,200	1.42

CONSUMER STAPLES			10.50
BEVERAGES
8,500	COCA-COLA CO.	563,975
		563,975	2.79
FOOD & STAPLES RETAILING
15,000	CVS CAREMARK CORP.	514,800
10,000	WAL-MART STORES INC.	520,500
		1,035,300	5.12
HOUSEHOLD PRODUCTS
8,500	PROCTER & GAMBLE CO.	523,600
		523,600	2.59

ENERGY			9.16
ENERGY EQUIPMENT & SERVICES
14,000	HALLIBURTON CO.	697,760
7,500	NATIONAL OILWELL VARCO INC.	594,525
		1,292,285	6.39
OIL, GAS & CONSUMABLE FUELS
7,000	CONOCOPHILLIPS	559,020
		559,020	2.77

FINANCIALS			8.35
CONSUMER FINANCE
12,500	AMERICAN EXPRESS CO.	565,000
		565,000	2.79
DIVERSIFIED FINANCIAL SERVICES
13,500	JPMORGAN CHASE & CO.	622,350
		622,350	3.08
INSURANCE
4	BERKSHIRE HATHAWAY INC. A *	501,200
		501,200	2.48

HEALTH CARE			7.97
PHARMACEUTICALS
7,000	ABBOTT LABORATORIES	343,350

10,000	JOHNSON & JOHNSON	592,500
10,000	MERCK & COMPANY INC.	330,100
17,000	PFIZER INC.	345,270
		1,611,220	7.97

INDUSTRIALS			15.27
AEROSPACE & DEFENSE
3,500	BOEING CO.	258,755
		258,755	1.28
AIR FREIGHT & LOGISTICS
8,500	UNITED PARCEL SERVICE INC. B	631,720
		631,720	3.12
INDUSTRIAL CONGLOMERATES
29,000	GENERAL ELECTRIC CO.	581,450
		581,450	2.88
MACHINERY
4,500	CATERPILLAR INC.	501,075
		501,075	2.48
ROAD & RAIL
8,000	CSX CORP.	628,800
7,000	NORFOLK SOUTHERN CORP.	484,890
		1,113,690	5.51

INFORMATION TECHNOLOGY			13.20
COMMUNICATIONS EQUIPMENT
40,000	NOKIA CORP. ADR A	340,400
2,000	QUALCOMM INC.	109,660
		450,060	2.23
COMPUTERS & PERIPHERALS
10,000	HEWLETT-PACKARD CO.	409,700
4,300	INT’L BUSINESS MACHINES CORP.	701,201
		1,110,901	5.50
ELECTRONIC EQUIPMENT & INSTRUMENTS
26,000	CORNING INC.	536,380
		536,380	2.65
SOFTWARE
22,500	MICROSOFT CORP.	570,600
		570,600	2.82

UTILITIES			1.80
ELECTRIC UTILITIES
20,000	DUKE ENERGY CORP.	363,000
		363,000	1.80

TOTAL COMMON STOCK (Cost: $12,572,748)		14,287,501	70.67
CORPORATE BOND
CONSUMER DISCRETIONARY			4.16
AUTO COMPONENTS
100,000	BORG WARNER 8.00% 10/01/19	119,627
		119,627	0.59

HOTELS, RESTAURANTS & LEISURE
100,000	MARRIOTT INT’L 5.625% 02/15/13	106,982
		106,982	0.53
HOUSEHOLD DURABLES
150,000	FORTUNE BRANDS INC. 6.375% 06/15/14	164,502
		164,502	0.81
MEDIA
126,000	TCI COMMUNICATIONS INC. 8.75% 08/01/15	152,910
		152,910	0.76
MULTILINE RETAIL
178,000	TARGET CORP. 8.60% 01/15/12	188,948
		188,948	0.93
SPECIALTY RETAIL
100,000	STAPLES INC. 7.375% 10/01/12	108,195
		108,195	0.54

CONSUMER STAPLES			2.20
BEVERAGES
100,000	ANHEUSER-BUSCH COS INC. 4.95% 01/15/14	107,908
		107,908	0.53
PERSONAL PRODUCTS
150,000	ESTEE LAUDER INC. 5.55% 05/15/17	164,651
		164,651	0.81
TOBACCO
150,000	REYNOLDS AMERICA 6.75% 06/15/17	171,533
		171,533	0.85

FINANCIALS			14.72
CAPITAL MARKETS
150,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	173,685
150,000	GOLDMAN SACHS GROUP 3.00% 12/22/17 STEP	146,382
161,000	MORGAN STANLEY 3.65% 07/01/14 FLOAT	165,241
		485,308	2.40
CONSUMER FINANCE
300,000	AIG 6.00% 10/15/14	275,855
450,000	AIG 6.00% 11/15/14	411,805
250,000	HOUSEHOLD FINANCE CO. 6.375% 11/27/12	269,039
155,000	HOUSEHOLD FINANCE CO. 4.66% 09/15/13 FLOAT	158,523
		1,115,222	5.52
DIVERSIFIED FINANCIAL SERVICES
250,000	AIG 0.633% 07/11/11 FLOAT	249,720
300,000	GENERAL ELECTRIC CAP 5.50% 11/15/11	301,334
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	331,087
200,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	217,686
		1,099,827	5.44

REAL ESTATE INVESTMENT TRUSTS
100,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	111,707
150,000	SIMON PROPERTY GROUP INC. 5.25% 12/01/16	163,096
		274,803	1.36

HEALTH CARE			1.42
HEALTH CARE PROVIDERS & SERVICES
160,000	AMERISOURCEBERGEN CORP. 5.875% 09/15/15	178,369
100,000	WELLPOINT INC. 5.00% 12/15/14	109,382
		287,751	1.42

INFORMATION TECHNOLOGY			0.53
COMPUTERS & PERIPHERALS
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	107,788
		107,788	0.53

MATERIALS			2.66
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	112,050
		112,050	0.55
METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	104,252
100,000	FREEPORT-MCMORAN C&G INC. 8.25% 04/01/15	104,250
100,000	FREEPORT-MCMORAN C&G INC. 8.375% 04/01/17	110,250
100,000	RIO TINTO ALCAN INC. 5.20% 01/15/14	107,735
		426,487	2.11

UTILITIES			0.18
INDEPENDENT POWER PRODUCERS & TRADERS
33,999	RELIANT ENERGY MID ATL 9.237% 07/02/17	36,889
		36,889	0.18

TOTAL CORPORATE BOND (Cost: $5,111,370)		5,231,382	25.88
PREFERRED STOCK
FINANCIALS			3.89
COMMERCIAL BANKS
5,000	BARCLAYS BANK PLC 8.125% PFD	131,450
5,000	BARCLAYS BANK PLC 7.10% PFD	126,100
5,000	HSBC HOLDING PLC 8.125% PFD	136,600
10,000	WACHOVIA 7.85% PFD	260,400
		654,550	3.24
DIVERSIFIED FINANCIAL SERVICES
5,000	BANK OF AMERICA 8.20% PFD	131,350
		131,350	0.65

TOTAL PREFERRED STOCK (Cost: $750,000)		785,900	3.89

TOTAL INVESTMENTS IN SECURITIES (Cost: $18,434,118)		20,304,783	100.44

OTHER ASSETS LESS LIABILITIES		(88,620)	(0.44)

TOTAL NET ASSETS		20,216,163	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (Unaudited)
as of March 31, 2011

			% of Total
Shares	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			12.79
DISTRIBUTORS
1,000	GENUINE PARTS CO.	53,640
		53,640	1.54
HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	152,180
		152,180	4.36
MEDIA
3,250	TIME WARNER INC.	116,025
		116,025	3.33
MULTILINE RETAIL
2,000	TARGET CORP.	100,020
		100,020	2.87
SPECIALTY RETAIL
1,000	AEROPOSTALE INC. *	24,320
		24,320	0.70

CONSUMER STAPLES			26.22
BEVERAGES
2,560	COCA-COLA CO.	169,856
		169,856	4.87
FOOD & STAPLES RETAILING
5,500	SYSCO CORP.	152,350
3,000	WAL-MART STORES INC.	156,150
		308,500	8.84
FOOD PRODUCTS
750	H.J. HEINZ CO.	36,615
2,700	KRAFT FOODS INC.	84,672
		121,287	3.48
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	154,000
2,300	THE CLOROX CO.	161,161
		315,161	9.03

ENERGY			5.06
OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	176,673
		176,673	5.06

FINANCIALS			11.01
COMMERCIAL BANKS
1,300	WELLS FARGO & CO.	41,210
		41,210	1.18
DIVERSIFIED FINANCIAL SERVICES
620	JPMORGAN CHASE & CO.	28,582
		28,582	0.82
INSURANCE
1,900	BERKSHIRE HATHAWAY INC. B *	158,897
3,470	METLIFE INC.	155,213
		314,110	9.00

HEALTH CARE			6.60
HEALTH CARE PROVIDERS & SERVICES
2,000	CARDINAL HEALTH INC.	82,260
		82,260	2.36
PHARMACEUTICALS
2,500	JOHNSON & JOHNSON	148,125
		148,125	4.25

INDUSTRIALS			19.58
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	119,420
125	HUNTINGTON INGALLS INDUSTRIES INC. *	5,188
2,400	ITT CORP.	144,120
750	NORTHROP GRUMMAN CORP.	47,033
		315,760	9.05
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	93,550
1,200	UNITED PARCEL SERVICE INC. B	89,184
		182,734	5.24
INDUSTRIAL CONGLOMERATES
9,200	GENERAL ELECTRIC CO.	184,460
		184,460	5.29

INFORMATION TECHNOLOGY			20.68
COMMUNICATIONS EQUIPMENT
3,500	CISCO SYSTEMS INC.	60,025
		60,025	1.72
COMPUTER HARDWARE
5,500	DELL INC. *	79,805
		79,805	2.29
COMPUTERS & PERIPHERALS
400	APPLE INC. *	139,380
1,085	INT’L BUSINESS MACHINES CORP.	176,931
		316,311	9.07
SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	112,952
		112,952	3.24

SOFTWARE
6,000	MICROSOFT CORP.	152,160
		152,160	4.36

TOTAL COMMON STOCK (Cost: $3,248,278)		3,556,156	101.94

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,248,278)		3,556,156	101.94

OTHER ASSETS LESS LIABILITIES		(67,845)	(1.94)

TOTAL NET ASSETS		3,488,311	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (Unaudited)
as of March 31, 2011

			% of Total
Shares	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			15.50
AUTO COMPONENTS
1,500	LEAR CORP.	73,305
		73,305	1.20
SPECIALTY RETAIL
8,300	GAMESTOP CORP. A *	186,916
13,700	PENSKE AUTOMOTIVE GROUP INC. *	274,274
		461,190	7.53
TEXTILES, APPAREL & LUXURY GOODS
16,000	K-SWISS INC. *	180,320
3,600	PHILLIPS-VAN HEUSEN CORP.	234,108
		414,428	6.77

CONSUMER STAPLES			2.73
BEVERAGES
4,500	DR PEPPER SNAPPLE GROUP INC.	167,220
		167,220	2.73

ENERGY			32.69
ENERGY EQUIPMENT & SERVICES
27,000	ION GEOPHYSICAL CORP. *	342,630
3,900	LUFKIN INDUSTRIES INC.	364,533
15,000	MITCHAM INDUSTRIES INC. *	204,750
4,400	TIDEWATER INC.	263,340
		1,175,253	19.20
OIL, GAS & CONSUMABLE FUELS
1,000	APACHE CORP.	130,920
7,700	ARCH COAL INC.	277,508
7,000	CHESAPEAKE ENERGY CORP.	234,640
1,700	CHEVRON CORP.	182,631
		825,699	13.49

FINANCIALS			3.90
COMMERCIAL BANKS
14,000	CATHAY GENERAL BANCORP	238,700
		238,700	3.90

INDUSTRIALS			41.91
COMMERCIAL SERVICES & SUPPLIES
5,400	COPART INC. *	233,982
3,000	PITNEY BOWES INC.	77,070
		311,052	5.08
CONSTRUCTION & ENGINEERING
7,300	CHICAGO BRIDGE & IRON CO. NV	296,818

6,700	KBR INC.	253,059
		549,877	8.98
MACHINERY
5,000	GRACO INC.	227,450
2,300	JOY GLOBAL INC.	227,263
3,400	NAVISTAR INT’L CORP. *	235,722
		690,435	11.28
MARINE
14,000	DRYSHIPS INC. *	69,300
		69,300	1.13
ROAD & RAIL
4,800	GENESEE & WYOMING INC. *	279,360
4,000	KANSAS CITY SOUTHERN *	217,800
5,100	LANDSTAR SYSTEM INC.	232,968
9,600	MARTEN TRANSPORT LTD.	214,080
		944,208	15.43

MATERIALS			5.46
CHEMICALS
6,300	H.B. FULLER CO.	135,324
		135,324	2.21
METALS & MINING
11,500	COMMERCIAL METALS CO.	198,605
		198,605	3.24

TOTAL COMMON STOCK (Cost: $4,910,385)		6,254,596	102.19

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,910,385)		6,254,596	102.19

OTHER ASSETS LESS LIABILITIES		(133,928)	(2.19)

TOTAL NET ASSETS		6,120,668	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (Unaudited)
as of March 31, 2011

			% of Total
Shares	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			14.60
AUTO COMPONENTS
275,000	AMERIGON INC. *	4,199,250
		4,199,250	3.97
HOTELS, RESTAURANTS & LEISURE
143,000	BRAVO BRIO RESTAUANT GROUP INC. *	2,529,670
		2,529,670	2.39
SPECIALTY RETAIL
894,922	CONNS INC. *	4,009,251
335,000	SONIC AUTOMOTIVE INC.	4,693,350
		8,702,601	8.23

CONSUMER STAPLES			3.56
FOOD PRODUCTS
245,000	DARLING INT’L INC. *	3,765,650
		3,765,650	3.56

ENERGY			20.46
ENERGY EQUIPMENT & SERVICES
85,000	HORNBECK OFFSHORE SERVICES INC. *	2,622,250
307,000	MATRIX SERVICE CO. *	4,267,300
360,000	MITCHAM INDUSTRIES INC. *	4,914,000
150,000	NATURAL GAS SERVICES GROUP *	2,664,000
85,000	NORTH AMERICAN ENERGY PARTNERS INC. *	1,048,050
590,000	PARKER DRILLING CO. *	4,076,900
		19,592,500	18.53
OIL, GAS & CONSUMABLE FUELS
605,000	INFINITY ENERGY RESOURCES INC. *	1,754,500
44,275	POSTROCK ENERGY CORP. *	282,917
		2,037,417	1.93

FINANCIALS			14.49
COMMERCIAL BANKS
208,000	EAST WEST BANCORP INC.	4,567,680
290,000	NARA BANCORP INC. *	2,789,800
305,000	WILSHIRE BANCORP INC.	1,494,500
		8,851,980	8.37
CONSUMER FINANCE
163,000	EZCORP INC. A *	5,116,570
35,000	FIRST CASH FINANCIAL SERVICES INC. *	1,351,000
		6,467,570	6.12

HEALTH CARE			6.52
HEALTH CARE PROVIDERS & SERVICES
145,000	AMERICA SERVICE GROUP INC.	3,717,800
271,596	ROCHESTER MEDICAL CORP. *	3,117,922
197,800	UNITED AMERICAN HEALTHCARE CORP. *	57,362
		6,893,084	6.52

INDUSTRIALS			39.59
COMMERCIAL SERVICES & SUPPLIES
199,000	MOBILE MINI INC. *	4,779,980
149,000	TEAM INC. *	3,912,740
170,000	US ECOLOGY INC.	2,963,100
		11,655,820	11.03
CONSTRUCTION & ENGINEERING
432,000	FURMANITE CORP. *	3,456,000
211,000	ORION MARINE GROUP INC. *	2,266,140
		5,722,140	5.41
MARINE
100,000	KIRBY CORP. *	5,729,000
		5,729,000	5.42
ROAD & RAIL
310,207	SAIA INC. *	5,084,293
340,000	VITRAN CORPORATION INC. *	4,790,600
		9,874,893	9.34
TRADING COMPANIES & DISTRIBUTORS
155,000	DXP ENTERPRISES INC. *	3,577,400
146,000	TAL INT’L GROUP INC.	5,295,420
		8,872,820	8.39

MATERIALS			2.37
METALS & MINING
145,000	COMMERCIAL METALS CO.	2,504,150
		2,504,150	2.37

TELECOMMUNICATION SERVICES			3.39
DIVERSIFIED TELECOM. SERVICES
470,000	PREMIERE GLOBAL SERVICES INC. *	3,581,400
		3,581,400	3.39

TOTAL COMMON STOCK (Cost: $85,546,867)		110,979,945	104.97

TOTAL INVESTMENTS IN SECURITIES (Cost: $85,546,867)		110,979,945	104.97

OTHER ASSETS LESS LIABILITIES		(5,258,859)	(4.97)

TOTAL NET ASSETS		105,721,086	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates market value.  In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of March 31, 2011:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$80,573	$119,790	$1,851,305	$176,673	$2,000,952	$21,629,917
Material	—	164,910	—	—	333,929	2,504,150
Industrials	—	545,440	3,086,690	682,954	2,564,872	41,854,673
Consumer Discretionary	76,090	706,365	895,920	446,185	948,923	15,431,521
Consumer Staples	65,270	632,535	2,122,875	914,804	167,220	3,765,650
Health Care	—	462,855	1,611,220	230,385	—	6,893,084
Financials	—	53,320	1,688,550	383,902	238,700	15,319,550
Information Technology	63,400	369,915	2,667,941	721,253	—	—
Telecommunication Services	76,500	443,280	—	—	—	3,581,400
Utilities	133,185	296,690	363,000	—	—	—

Preferred Stock
Financials	197,360	484,980	785,900	—	—	—
Utilities	—	51,860	—	—	—	—
Level 1 Total	692,378	4,331,940	15,073,401	3,556,156	6,254,596	110,979,945

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	4,205,524	5,194,493	—	—	—
Asset-backed Obligations	—	—	36,889	—	—	—
U.S. Government Fixed Income Securities	3,325,876	101,590	—	—	—	—
Short Term Investments
Money Market	45,531	217,898	—	—	—	—

Level 2 Total	3,371,407	4,525,012	5,231,382	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$4,063,785	$8,856,952	$20,304,783	$3,556,156	$6,254,596	$110,979,945

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 Securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period ended March 31, 2011. In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update No. 2010-06 “Improving Disclosures about Fair Value Measurements,” which requires entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. Management has evaluated the Funds’ positions for the period ended March 31, 2011, and determined that for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Item 2.           Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

(a)          Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 25, 2011

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	May 25, 2011